FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2022
FINANCIAL INSTRUMENTS
Schedule of change in derivative financial instrument

Three and Six Months Ended
June 30,
2022
U.S. dollars in thousands
Balance at beginning of the period	—
Proceeds received during the period	8,055
Fair value adjustments recognized in profit or loss	(1,981)
Balance at end of the period	6,074